INVESTMENTS IN DIRECT FINANCING LEASES Investments in direct financing leases (impairments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Vessel impairment charge	$ 64,338	$ 0	$ 5,314
Front Page, Front Stratus, Front Serenade [Member]
Capital Leased Assets [Line Items]
Vessel impairment charge	$ 21,800
Number of vessels impaired	3
Front Ariake [Member]
Capital Leased Assets [Line Items]
Vessel impairment charge	$ 6,800
Sea Leopard [Member]
Capital Leased Assets [Line Items]
Vessel impairment charge	$ 10,300